Other liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Other liabilities
Note 19 – Other liabilities
As at September 30, 2022 (Successor) and December 31, 2021 (Predecessor), other liabilities included the following:

	Successor	Predecessor
(In $ millions)	As at September 30, 2022	As at December 31, 2021
Accrued expenses	114	78
Uncertain tax positions	86	83
Unfavorable contracts to be amortized	74	6
Employee withheld taxes, social security and vacation payments	45	43
Taxes payable	23	23
Liability for below-market lease	19	—
Contract liabilities	16	35
Lease liabilities	14	35
Accrued interest expense	6	—
Other liabilities	28	28

Total other liabilities	425	331

Other liabilities are presented in our Consolidated Balance Sheet as follows:

	Successor	Predecessor
(In $ millions)	As at September 30, 2022	As at December 31, 2021
Other current liabilities	273	219
Other non-current liabilities	152	112

Total other liabilities	425	331

Unfavorable drilling contracts and management services contracts
The gross carrying amounts and accumulated amortization included in ‘Other current liabilities’ and ‘Other non-current
liabilities’ for unfavorable contracts in the Consolidated Balance Sheet are as follows:
The following table summarizes the movement in unfavorable drilling contracts and management services contracts for the nine months ended September 30, 2021 (Predecessor):

(In $ millions)	Gross Carrying Amount	Accumulated amortization	Net carrying amount
As at January 1, 2021 (Predecessor)	66	(59)	7
Amortization	—	—	—
As at March 31, 2021 (Predecessor)	66	(59)	7
Amortization	—	—	—
As at June 30, 2021 (Predecessor)	66	(59)	7
Amortization	—	—	—

As at September 30, 2021 (Predecessor)	66	(59)	7

The following table summarizes the movement in unfavorable drilling contracts and management services contracts for the period from January 1, 2022 through February 22, 2022 (Predecessor) and from February 23, 2022 through March 31, 2022, June 30, 2022 and September 30, 2022 (Successor):

(In $ millions)	Gross Carrying Amount	Accumulated amortization	Net carrying amount
As at January 1, 2022 (Predecessor)	66	(60)	6
Amortization	—	—	—

As at February 22, 2022 (Predecessor)	66	(60)	6
Fresh Start accounting	19	60	79

As at February 23, 2022 (Successor)	85	—	85

Amortization	—	(3)	(3)

As at March 31, 2022 (Successor)	85	(3)	82

Amortization	—	(5)	(5)

As at June 30, 2022 (Successor)	85	(8)	77

Amortization	—	(3)	(3)

As at September 30, 2022 (Successor)	85	(11)	74

On emergence from Chapter 11 proceedings and on application of Fresh Start accounting, new unfavorable drilling contract intangible liabilities were recognized. For further information refer to Note 4 – “Fresh Start accounting”. The amortization is recognized in the Consolidated Statements of Operations as “Amortization of intangibles”. The weighted average remaining amortization period for the unfavorable contracts is 31 months.
The table below shows the amounts relating to unfavorable contracts that is expected to be amortized over the following periods:

	Period ended December 31
(In $ millions)	Remainder of 2022	2023	2024	2025 and thereafter	Total
Amortization of unfavorable contracts	4	24	24	22	74

Note 21 – Other liabilities
As at December 31, 2021 and December 31, 2020, other liabilities included the following:

(In $ millions)	December 31, 2021	December 31, 2020
	(As adjusted)	(As adjusted)
Uncertain tax positions	83	79
Accrued expenses	78	107
Employee withheld taxes, social security and vacation payments	43	44
Lease liabilities	35	68
Contract liabilities	35	31
Taxes payable	23	25
Accrued interest expense	—	10
Other liabilities	34	33

Total Other Liabilities	331	397

Other liabilities are presented in our Consolidated Balance Sheet as follows:

(In $ millions)	December 31, 2021	December 31, 2020
	(As adjusted)	(As adjusted)
Other current liabilities	219	277
Other non-current liabilities	112	120

Total Other Liabilities	331	397